CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical)	9 Months Ended
Sep. 30, 2016 USD ($)
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 60,918